TAXATION (Tables)	12 Months Ended
Dec. 31, 2019
TAXATION
Schedule of composition of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive loss are as follows:

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
				(Note 3)
Current income tax expense
PRC	—	—	—	—
Other jurisdictions	—	—	—	—
Deferred tax assets
PRC	(84,042,632)	(39,763,083)	(5,772,005)	(829,097)
Other jurisdictions	(124,313,755)	(19,816,235)	(15,151,553)	(2,176,384)
Subtotal	(208,356,387)	(59,579,318)	(20,923,558)	(3,005,481)
Change in valuation allowance
PRC	84,042,632	39,763,083	5,772,005	829,097
Other jurisdictions	124,313,755	19,816,235	15,151,553	2,176,384
Subtotal	208,356,387	59,579,318	20,923,558	3,005,481
Income tax expense	—	—	—	—

Schedule of reconciliation between statutory EIT rate and Group's effective tax rate

Reconciliation  between the statutory EIT rate and the Group’s effective tax rate is as follows:

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2017	2018	2019

PRC statutory EIT rate	25%	25%	25%
Effect of different tax rates in other jurisdictions	(2)%	2%	1%
Change in future tax rate (upon expiration of preferential rate)	(22)%	1%	2%
Change of prior year deferred tax assets	(8)%	(11)%	(15)%
Change of valuation allowance	61%	(2)%	(18)%
Income not subject to tax and non-deductible expenses, net	(1)%	0%	0%
Effect of expired net operating loss	(53)%	(15)%	5%
Effective EIT rate	0%	0%	0%

Schedule of significant components of deferred tax assets and liabilities

Significant components of deferred tax assets

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	US$
			(Note 3)
Temporary differences related to expenses and accruals	1,087,421	1,076,708	154,659
Temporary differences related to impairment on advances to suppliers	2,451,767	3,438,597	493,924
Temporary differences related to provision for doubtful accounts	3,077,784	1,078,742	154,952
Others	7,152,217	8,771,868	1,260,000
Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	23,165,631	24,890,416	3,575,285
Startup expenses and advertising fees	608,399	199,704	28,686
Temporary differences related to research and development credits	1,106,956	1,120,850	161,000
Temporary differences related to equity investments	3,978,269	5,069,035	728,121
Foreign tax credits	—	—	—
Temporary differences related to provision for prepayment for equipment	5,000,000	5,000,000	718,205
Tax loss carry forwards	294,535,956	270,594,922	38,868,529
Total deferred tax assets	342,164,400	321,240,842	46,143,361
Less: Valuation allowance	(342,164,400)	(321,240,842)	(46,143,361)
Total deferred tax assets	—	—	—

Schedule of movement of valuation allowance on deferred tax assets

Movement of valuation allowance on deferred tax assets

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	US$
			(Note 3)
Beginning balance	401,743,718	342,164,400	49,148,842
Decrease in valuation allowance	(59,579,318)	(20,923,558)	(3,005,481)
Ending balance	342,164,400	321,240,842	46,143,361